Principal activities and reorganization (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and Consolidated VIEs'

As of December 31, 2018, the Company’s principal subsidiaries and consolidated VIEs are as follows:

Name	Percentage of direct or indirect ownership		Date of incorporation	Place of incorporation
Subsidiaries
PPDAI (HK) LIMITED. (“PPDAI HK”)	100%		June 12, 2012	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. (“Beijing Prosper”)	100%		August 21, 2012	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. (“Shanghai Guangjian”)	100%		June 5, 2017	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. (“Shanghai Shanghu”) Shanghai Manyin Information Technology Co., Ltd. (“Shanghai Manyin”)	100%		June 15, 2017	Shanghai, China

Consolidated VIEs
Beijing Paipairongxin Investment Consulting Co., Ltd. (“Beijing Paipairongxin”)	100	%*	June 15, 2012	Beijing, China
Shanghai Zihe Information Technology Co., Ltd. (“Shanghai Zihe”)	100	%*	March 21, 2018	Shanghai, China
Shanghai Nianqiao Technology Co., Ltd. (“Shanghai Nianqiao”)	100	%*	November 29, 2018	Shanghai, China

Consolidated VIEs’ principal subsidiaries
Shanghai PPDai Financial Information Services Co.,Ltd. (“Shanghai PPDai”)	100	%*	January 18, 2011	Shanghai, China
Shanghai Erxu Information Technology Co., Ltd. (“Shanghai Erxu”)	100	%*	April 28, 2018	Shanghai, China

*	Controlled via contractual relationships